Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2022
Equity-accounted investees
Schedule of investments in associates

				Share in profit (loss) of associates			Share in other comprehensive income of			Share in total comprehensive income of
				accounted for using the equity			associates accounted for using the equity			associates accounted for using the equity
	Equity-accounted investees			method			method			method
				For the year	For the year	For the year	For the year	For the year	For the year	For the year	For the year	For the year
	As of	As of	As of	ended	ended	ended	ended	ended	ended	ended	ended	ended
	December	December	December	December	December	December	December	December	December	December	December	December
Associate	31, 2022	31, 2021	31, 2020	31, 2022	31, 2021	31, 2020	31, 2022	31, 2021	31, 2020	31, 2022	31, 2021	31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	—	—	11,505	—	—	(156)	—	—	—	—	—	(156)
Doktor Tarsa Tarim Sanayi AS (*)	—	—	—	—	—	4,031	—	—	—	—	—	4,031
Ajay North America	17,654	15,899	14,468	5,351	2,802	2,191	—	—	—	5,351	2,802	2,191
Ajay Europe SARL	8,624	8,213	7,875	6,130	1,852	1,029	(498)	360	756	5,632	2,212	1,785
SQM Eastmed Turkey (*)	—	—	—	—	—	247	—	—	—	—	—	247
Kore Potash PLC (**)	—	—	26,175	—	—	(224)	—	—	(374)	—	—	(598)
Total	26,278	24,112	60,023	11,481	4,654	7,118	(498)	360	382	10,983	5,014	7,500
(*)	These investments were disposed of in 2020
(**)	For more details, see Note 7.3 (b).

Schedule of dividends received from associates

					Dividends received for the year ending
				Share of
	Description of the nature		Country of	ownership in	December 31,	December 31,	December 31,
Associate	of the relationship	Address	incorporation	associates	2022	2021	2020
					ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	Distribution and commercialization of specialty plant nutrients in the Middle East.	PO Box 71871, Abu Dhabi	United Arab Emirates	37%	3,000	9,438	—
Ajay North America	Production and distribution of iodine and iodine derivatives.	1400 Industry RD Power Springs GA 30129	United States of North America	49%	1,576	1,233	1,967
Ajay Europe SARL	Production and distribution of iodine and iodine derivatives.	Z.I. du Grand Verger BP 227 53602 Evron Cedex	France	50%	1,778	992	1,197
Total					6,354	11,663	3,164

Schedule of assets, liabilities, revenue and expenses of associates

	As of December 31, 2022				For the year ended December 31, 2022
	Assets		Liabilities				Other
							comprehensive	Comprehensive
Associate	Current	Non-current	Current	Non-current	Revenue	Net income (loss)	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	30,455	15,972	10,395	2	63,482	10,919	—	10,919
Ajay Europe SARL	33,742	1,992	18,486	—	64,060	12,261	(21)	12,240
Total	64,197	17,964	28,881	2	127,542	23,180	(21)	23,159

	As of December 31, 2021				For the year ended December 31, 2021
	Assets		Liabilities				Other
							comprehensive	Comprehensive
Associate	Current	Non-current	Current	Non-current	Revenue	Net income (loss)	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	21,771	15,096	4,421	—	47,375	5,718	—	5,718
Ajay Europe SARL	25,927	1,241	10,742	—	48,409	3,705	(34)	3,671
Total	47,698	16,337	15,163	—	95,784	9,423	(34)	9,389

	As of December 31, 2020				For the year ended December 31, 2020
	Assets		Liabilities				Other
							comprehensive	Comprehensive
Associate	Current	Non-current	Current	Non-current	Revenue	Net income (loss)	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	29,313	8,586	6,706	101	6,641	(420)	—	(420)
Ajay North America	18,513	15,749	4,737	—	42,920	4,471	—	4,471
Ajay Europe SARL	22,032	1,493	7,773	—	41,950	2,058	1,736	3,794
Kore Potash PLC	5,691	124,112	786	—	—	(3,233)	486	(2,747)
Total	75,549	149,940	20,002	101	91,511	2,876	2,222	5,098